Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 19, 2012
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 19, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011, as supplemented

The date of this Supplement is February 29, 2012.

Important Notice Regarding Change in Investment Policy

The Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Growth Fund (the "Fund"), effective April 30, 2012. The Fund's name will be changed to the Clearwater Core Equity Fund and the Fund's principal investment strategy will be revised such that under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.

Accordingly, all references to the Clearwater Growth Fund in the Prospectus will be deleted and replaced with the Clearwater Core Equity Fund. Additionally, the Prospectus is revised as follows:

1.	The first and second sentences of the first paragraph of the section titled "SUMMARY SECTION – Clearwater Growth Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund's adviser allocates portions of the Fund's assets among subadvisers.

Additionally, the Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Small Cap Fund (the "Fund"), effective April 30, 2012. The Fund's name will be changed to the Clearwater Small Companies Fund and the Fund's principal investment strategy will be revised such that it will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater $5 billion at the time of purchase.

Accordingly, all references to the Clearwater Small Cap Fund in the Prospectus will be deleted and replaced with the Clearwater Small Companies Fund. Additionally, the Prospectus is revised as follows:

5.	The first paragraph of the section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

6.	The section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal Risks of Investing in the Fund – Small and Microcap Company Risk" in the Prospectus will be deleted and replaced with the following:

Small and Micro-sized Company Risk

Compared to large companies, small companies, and the market for their common stocks, are likely to be more sensitive to changes in the economy, corporate earnings and investor expectations and therefore may experience sharper swings in market value. These securities may also be harder to sell at the times and prices that the Fund thinks are appropriate. The risks of investing in small companies may be intensified when investing in micro-sized companies, which are a sub-set of small companies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011, as supplemented

The date of this Supplement is February 29, 2012.

Important Notice Regarding Change in Investment Policy

The Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Growth Fund (the "Fund"), effective April 30, 2012. The Fund's name will be changed to the Clearwater Core Equity Fund and the Fund's principal investment strategy will be revised such that under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.

Accordingly, all references to the Clearwater Growth Fund in the Prospectus will be deleted and replaced with the Clearwater Core Equity Fund. Additionally, the Prospectus is revised as follows:

1.	The first and second sentences of the first paragraph of the section titled "SUMMARY SECTION – Clearwater Growth Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund's adviser allocates portions of the Fund's assets among subadvisers.

Additionally, the Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Small Cap Fund (the "Fund"), effective April 30, 2012. The Fund's name will be changed to the Clearwater Small Companies Fund and the Fund's principal investment strategy will be revised such that it will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater $5 billion at the time of purchase.

Accordingly, all references to the Clearwater Small Cap Fund in the Prospectus will be deleted and replaced with the Clearwater Small Companies Fund. Additionally, the Prospectus is revised as follows:

5.	The first paragraph of the section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

6.	The section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal Risks of Investing in the Fund – Small and Microcap Company Risk" in the Prospectus will be deleted and replaced with the following:

Small and Micro-sized Company Risk

Compared to large companies, small companies, and the market for their common stocks, are likely to be more sensitive to changes in the economy, corporate earnings and investor expectations and therefore may experience sharper swings in market value. These securities may also be harder to sell at the times and prices that the Fund thinks are appropriate. The risks of investing in small companies may be intensified when investing in micro-sized companies, which are a sub-set of small companies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Clearwater Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011, as supplemented

The date of this Supplement is February 29, 2012.

Important Notice Regarding Change in Investment Policy

The Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Growth Fund (the "Fund"), effective April 30, 2012. The Fund's name will be changed to the Clearwater Core Equity Fund and the Fund's principal investment strategy will be revised such that under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.

Accordingly, all references to the Clearwater Growth Fund in the Prospectus will be deleted and replaced with the Clearwater Core Equity Fund. Additionally, the Prospectus is revised as follows:

1.	The first and second sentences of the first paragraph of the section titled "SUMMARY SECTION Clearwater Growth Fund Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund's adviser allocates portions of the Fund's assets among subadvisers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811161_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER SMALL CAP FUND

SUPPLEMENT TO THE PROSPECTUS ("PROSPECTUS")
DATED APRIL 30, 2011, as supplemented

The date of this Supplement is February 29, 2012.

Important Notice Regarding Change in Investment Policy

Additionally, the Board of Trustees has approved a change to the name and the investment strategies for the Clearwater Small Cap Fund (the "Fund"), effective April 30, 2012. The Fund's name will be changed to the Clearwater Small Companies Fund and the Fund's principal investment strategy will be revised such that it will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater $5 billion at the time of purchase.

Accordingly, all references to the Clearwater Small Cap Fund in the Prospectus will be deleted and replaced with the Clearwater Small Companies Fund. Additionally, the Prospectus is revised as follows:

5.	The first paragraph of the section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal Investment Strategies" in the Prospectus will be deleted and replaced with the following:

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

6.	The section titled "SUMMARY SECTION – Clearwater Small Cap Fund – Principal Risks of Investing in the Fund – Small and Microcap Company Risk" in the Prospectus will be deleted and replaced with the following:

Small and Micro-sized Company Risk

Compared to large companies, small companies, and the market for their common stocks, are likely to be more sensitive to changes in the economy, corporate earnings and investor expectations and therefore may experience sharper swings in market value. These securities may also be harder to sell at the times and prices that the Fund thinks are appropriate. The risks of investing in small companies may be intensified when investing in micro-sized companies, which are a sub-set of small companies.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011